 To: Securities and Exchange Commission, Washington, D.C.

Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N23C-1 during the last calendar month.

MFS Government Markets Income Trust - MGF

Report of the calendar month ending July 31, 2003:
Date	Identification of Security	Shares Repurchased	Repurchase Price	NAV	Broker
7/10/03	Shares of beneficial interest	20,000	6.92	7.62	Merrill Lynch
7/10/03	Shares of beneficial interest	27,000	6.9189	7.62	Merrill Lynch
7/11/03	Shares of beneficial interest	27,000	6.917	7.61	Merrill Lynch
7/14/03	Shares of beneficial interest	28,000	6.9049	7.59	Merrill Lynch
7/15/03	Shares of beneficial interest	28,000	6.8853	7.54	Merrill Lynch
7/16/03	Shares of beneficial interest	28,000	6.80	7.53	Merrill Lynch
7/17/03	Shares of beneficial interest	28,000	6.80	7.53	Merrill Lynch
7/18/03	Shares of beneficial interest	28,000	6.7498	7.53	Merrill Lynch
7/21/03	Shares of beneficial interest	29,000	6.75	7.47	Merrill Lynch
7/22/03	Shares of beneficial interest	29,000	6.70	7.48	Merrill Lynch
7/23/03	Shares of beneficial interest	29,000	6.7104	7.50	Merrill Lynch
7/23/03	Shares of beneficial interest	18,000	6.70	7.50	Merrill Lynch

Total Shares Repurchased: 319,000

Remarks? (none)

Robert Flaherty, Assistant Treasurer
MFS Investment Management